PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of plans sponsored by the Company and its subsidiaries and related benefit types
The plans sponsored by the Company and its subsidiaries and the related benefit types are as follows:

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare – Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog, TIS, CloudCo Brasil and FiBrasil
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog, TIS, CloudCo Brasil, CyberCo Brasil and FiBrasil

Schedule of reconciliation of net liabilities (assets)

	12.31.2025			12.31.2024
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Present value of DB plan obligations	1,988,953	1,567,671	3,556,624	1,954,418	1,548,742	3,503,160
Fair value of plan assets	2,971,714	846,635	3,818,349	3,158,617	885,337	4,043,954
Net liabilities (assets)	(982,761)	721,036	(261,725)	(1,204,199)	663,405	(540,794)

Asset limitation	865,364	—	865,364	1,112,307	—	1,112,307

Current assets	(85,323)	—	(85,323)	(73,314)	—	(73,314)
Non-current assets	(97,584)	—	(97,584)	(83,732)	—	(83,732)
Current liabilities	8,890	18,435	27,325	8,678	22,349	31,027
Non-current liabilities	56,620	702,601	759,221	56,476	641,056	697,532

Summary of total expenses recognized in the income statement

	2025			2024			2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Current service cost	1,836	(78,414)	(76,578)	2,037	15,806	17,843	1,747	9,378	11,125
Net interest on net actuarial assets/liabilities	(11,101)	70,454	59,353	71	91,769	91,840	5,903	68,825	74,728
Total	(9,265)	(7,960)	(17,225)	2,108	107,575	109,683	7,650	78,203	85,853

Summary of amounts recognized in other comprehensive income (loss)

	2025			2024			2023
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Actuarial losses (gains)	279,120	77,882	357,002	(73,304)	(425,490)	(498,794)	352,011	352,974	704,985
Asset limitation effect	(373,341)	—	(373,341)	(56,647)	—	(56,647)	(431,071)	(126,032)	(557,103)
Total	(94,221)	77,882	(16,339)	(129,951)	(425,490)	(555,441)	(79,060)	226,942	147,882
Income tax and social contribution levied on the total amounts recognized in other comprehensive income were:(i) in 2025: R$6,277, with R$30,129 in deferred income tax and social contribution and R$36,406 in current income tax and social contribution (ii) in 2024: R$188,153, of which R$149,103 was deferred income tax and social contribution and R$39,050 was current income tax and social contribution; an (iii) in 2023: (R$48,925), of which (R$79,229) was deferred income tax and social contribution and R$30,304 was current income tax and social contribution.

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.2025			12.31.2024
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Net defined benefit liability (asset) at the beginning of the year	(91,892)	663,405	571,513	5,971	997,064	1,003,035
Expenses	(9,265)	(7,960)	(17,225)	2,108	107,575	109,683
Sponsor contributions	(9,310)	(13,453)	(22,763)	(9,588)	(15,744)	(25,332)
Amounts recognized in OCI	(94,220)	77,882	(16,338)	(129,951)	(425,490)	(555,441)
Distribution of reserves	87,290	1,162	88,452	39,568	—	39,568
Net defined benefit liability (asset) at the end of the year	(117,397)	721,036	603,639	(91,892)	663,405	571,513
Actuarial assets per balance sheet	(182,907)	—	(182,907)	(157,046)	—	(157,046)
Actuarial liabilities per balance sheet	65,510	721,036	786,546	65,154	663,405	728,559

Disclosure of projected results

	Post-retirement pension plans	Post-retirement health plans	Total
Current service cost	1,789	6,068	7,857
Net interest on net defined benefit liability/asset	(13,578)	77,642	64,064
Total	(11,789)	83,710	71,921

Disclosure of sponsoring company's projected contributions

	Post-retirement pension plans	Post-retirement health plans	Total
Sponsor contributions	1,480	—	1,480
Benefits paid directly by the sponsor	8,890	18,605	27,495
Total	10,370	18,605	28,975

Schedule of average weighted duration of defined benefit liability

	Post-retirement pension plans	Post-retirement health plans
In 2025	6.8 years	11.6 years
In 2024	6.9 years	11.8 years

Schedule of actuarial assumptions

12.31.2025
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	10.96% to 11.49%	10.79% to 10.96%
Future salary growth rate	4.57% to 6.60%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2018 to 2022)	Turnover experience in VISÃO plans (2020 to 2022)

12.31.2024
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	11.07% to 11.67%	11.07% to 11.20%
Future salary growth rate	4.57% to 6.60%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2018 to 2022)	Turnover experience in VISÃO plans (2020 to 2022)
In addition to the assumptions presented in the tables above, for 2025 and 2024 other assumptions common to all plans were adopted, as follows: (i) long-term inflation rate: 3.50% in 2025 and 2024; and (ii) annual increase in the use of medical services according to age: 4.0% in 2025 and 2024.
31.c.3.12. Changes in actuarial assumptions in relation to the prior year
In order to adjust some actuarial assumptions to the economic and demographic reality, a study was conducted for the plans administered by Visão Prev and Sistel, which adopted the definition of the assumptions in their Deliberative Councils.
The main economic and financial assumptions that have changed in relation to the previous fiscal year and that interfere with the defined benefit liability are: (i) rates for discount to present value of the defined benefit liability; (ii) long-term inflation rate; (iii) rate of future wage growth; (iv) rate of growth of medical costs; and (v) annual nominal index of adjustment of social security benefits.
The impacts on the plans’ defined benefit liabilities due to the new definition of the actuarial assumptions are as follows:

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,988,953	1,567,671	3,556,624
Defined benefit liability, based on prior-year actuarial assumptions	1,964,095	1,521,283	3,485,378
Difference from change in actuarial assumptions	24,858	46,388	71,246
31.c.3.13. Sensitivity analysis for actuarial assumptions
The Company believes that the significant actuarial assumptions with reasonable likelihood of variation due to financial and economic scenarios, which could significantly change the amount of the defined benefit obligation, are the discount rate used to adjust the defined benefit liability to present value and the rate of growth of medical costs.
Below, we present a sensitivity analysis on the defined benefit obligation for scenarios of a 0.5% increase and a 0.5% reduction in the discount rate used to adjust the defined benefit liability to present value.

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, discounted to present value at current rate	1,988,953	1,567,671	3,556,624
Considering a rate increased by 0.5%	1,934,970	1,488,710	3,423,680
Considering a rate decreased by 0.5%	2,046,299	1,654,287	3,700,586
Below, we present a sensitivity analysis on the defined benefit obligation for scenarios of a 1% increase and a 1% reduction in the medical cost growth rate used to adjust the defined benefit liability to present value.

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	1,988,953	1,567,671	3,556,624
Considering a rate increased by 1%	1,988,953	1,748,904	3,737,857
Considering a rate decreased by 1%	1,988,953	1,415,154	3,404,107
31.c.3.14. Allocation of plan assets

	12.31.2025			12.31.2024
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,363,931	840,454	3,204,385	2,417,123	850,897	3,268,020
Treasury Financial Letter	329,017	4,572	333,589	605,490	12,041	617,531
Repurchase operations	176,606	—	176,606	14,203	—	14,203
Debentures	12,478	—	12,478	14,148	—	14,148
Financial Letter	1,226	—	1,226	1,309	—	1,309
FIDC/CDB Quotas / Others	3,626	85	3,711	3,370	—	3,370
National Treasury Notes (LTN)	—	1,524	1,524	4,629	22,399	27,028
Variable income investments
Investments linked to funds and market indexes	4,189	—	4,189	4,509	—	4,509
Real estate investments	63,987	—	63,987	75,862	—	75,862
Loans to participants	14,498	—	14,498	15,654	—	15,654
Structured and overseas investments	2,156	—	2,156	2,320	—	2,320
Total	2,971,714	846,635	3,818,349	3,158,617	885,337	4,043,954

Schedule of impacts on the plans' defined benefit liabilities due to the new definition of the actuarial assumptions

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,988,953	1,567,671	3,556,624
Defined benefit liability, based on prior-year actuarial assumptions	1,964,095	1,521,283	3,485,378
Difference from change in actuarial assumptions	24,858	46,388	71,246

Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, discounted to present value at current rate	1,988,953	1,567,671	3,556,624
Considering a rate increased by 0.5%	1,934,970	1,488,710	3,423,680
Considering a rate decreased by 0.5%	2,046,299	1,654,287	3,700,586
Below, we present a sensitivity analysis on the defined benefit obligation for scenarios of a 1% increase and a 1% reduction in the medical cost growth rate used to adjust the defined benefit liability to present value.

	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	1,988,953	1,567,671	3,556,624
Considering a rate increased by 1%	1,988,953	1,748,904	3,737,857
Considering a rate decreased by 1%	1,988,953	1,415,154	3,404,107

Summary of allocation of plan assets

	12.31.2025			12.31.2024
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,363,931	840,454	3,204,385	2,417,123	850,897	3,268,020
Treasury Financial Letter	329,017	4,572	333,589	605,490	12,041	617,531
Repurchase operations	176,606	—	176,606	14,203	—	14,203
Debentures	12,478	—	12,478	14,148	—	14,148
Financial Letter	1,226	—	1,226	1,309	—	1,309
FIDC/CDB Quotas / Others	3,626	85	3,711	3,370	—	3,370
National Treasury Notes (LTN)	—	1,524	1,524	4,629	22,399	27,028
Variable income investments
Investments linked to funds and market indexes	4,189	—	4,189	4,509	—	4,509
Real estate investments	63,987	—	63,987	75,862	—	75,862
Loans to participants	14,498	—	14,498	15,654	—	15,654
Structured and overseas investments	2,156	—	2,156	2,320	—	2,320
Total	2,971,714	846,635	3,818,349	3,158,617	885,337	4,043,954

Disclosure of changes in defined benefit liability

	12.31.2025			12.31.2024
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Defined benefit liability at the beginning of the year	1,954,418	1,548,742	3,503,160	2,167,726	1,917,650	4,085,376
Current service costs	1,836	(78,414)	(76,578)	2,037	15,806	17,843
Interest on actuarial liabilities	209,624	164,466	374,090	186,004	172,297	358,301
Benefits paid	(203,926)	(87,101)	(291,027)	(196,336)	(82,107)	(278,443)
Member contributions paid	233	—	233	182	—	182
Actuarial losses (gains) adjusted by experience	1,910	(27,572)	(25,662)	94,337	(67,734)	26,603
Actuarial losses (gains) adjusted by financial assumptions	24,858	46,388	71,246	(299,532)	(407,170)	(706,702)
Business combination	—	1,162	1,162	—	—	—
Defined benefit liability at the end of the year	1,988,953	1,567,671	3,556,624	1,954,418	1,548,742	3,503,160

Disclosure of changes in the fair value of plan assets

	12.31.2025			12.31.2024
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Fair value of plan assets at the beginning of the year	3,158,617	885,337	4,043,954	3,233,947	920,586	4,154,533
Benefits paid	(195,914)	(73,700)	(269,614)	(188,315)	(66,412)	(254,727)
Participants contributions paid	233	—	233	182	—	182
Sponsor contributions paid	1,297	52	1,349	1,566	49	1,615
Interest income on plan assets	347,122	94,012	441,134	282,696	80,528	363,224
Return on plan assets excluding interest income	(252,351)	(59,066)	(311,417)	(131,891)	(49,414)	(181,305)
Distribution of reserves	(87,290)	—	(87,290)	(39,568)	—	(39,568)
Fair value of plan assets at the end of the year	2,971,714	846,635	3,818,349	3,158,617	885,337	4,043,954

Disclosure of changes in asset limitation

	12.31.2025			12.31.2024
	Post-retirement pension plans	Post-retirement health plans	Total	Post-retirement pension plans	Post-retirement health plans	Total
Asset Limitation at the beginning of the year	1,112,307	—	1,112,307	1,072,192	—	1,072,192
Interest on the asset limitation	126,398	—	126,398	96,762	—	96,762
Changes in the assets limitation, except interest	(373,341)	—	(373,341)	(56,647)	—	(56,647)
Asset Limitation at the end of the year	865,364	—	865,364	1,112,307	—	1,112,307